Investments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of Investments [Line Items]
Limited partnership interests	$ 386,310	$ 382,853
Mortgage loans	733,258	696,062
Total impaired mortgage loans	0	0
Valuation allowances	0	0
Municipal debt carrying value	552,300	703,900
Short-term, at fair value	224,098	88,548
Policy loans	38,583	39,374
Other investments	5,237	653
Interest income on collateral, net of fees	342	286	$ 235
Debt securities	4,434,362	4,530,344
EMA limited partnerships
Schedule of Investments [Line Items]
Limited partnership interests	277,200	278,100
Fixed income securities
Schedule of Investments [Line Items]
Gross gains realized on sales of fixed income securities	4,900	4,400	19,800
Gross losses realized on sales of fixed income securities	3,300	5,400	$ 8,200
Fixed income securities on loan	152,300	66,600
Debt securities	4,434,362	4,530,344
Fixed income securities | Non Income Producing Investments
Schedule of Investments [Line Items]
Debt securities	0
Cost-method limited partnership interests
Schedule of Investments [Line Items]
Limited partnership interests	109,100	104,800
Below investment grade fixed income securities
Schedule of Investments [Line Items]
Debt securities	406,000	$ 279,200
Fixed income securities and short-term investments
Schedule of Investments [Line Items]
Assets on deposit with regulatory authorities	$ 2,200